AXS Managed Futures Strategy Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS

As of June 30, 2021 (Unaudited)

Principal Amount		Value
	U.S. TREASURY BILLS — 5.4%
$3,000,000	United States Treasury Bill 0.000%, 8/26/2021	$2,999,826
	TOTAL U.S. TREASURY BILLS
	(Cost $2,999,790)	2,999,826

Number of Shares
	SHORT-TERM INVESTMENTS — 41.1%
18,390,522	Fidelity Investments Money Market Government Portfolio - Institutional Class, 0.01%[1]	18,390,522
2,243,141	Goldman Sachs Funds PLC - US Liquid Reserves Fund Administration Shares, 0.01%[1,2,3]	2,243,141
2,243,530	JPMorgan Liquidity Fund - US Dollar Liquidity Fund Premier Class, 0.01%[1,2,3]	2,243,530
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $22,877,193)	22,877,193
	TOTAL INVESTMENTS — 46.5%
	(Cost $25,876,983)	25,877,019
	Other Assets in Excess of Liabilities — 53.5%	29,751,111
	TOTAL NET ASSETS — 100.0%	$55,628,130

PLC – Public Limited Company

[1]	The rate is the annualized seven-day yield at period end.
[2]	All or a portion of this security is segregated as collateral for swap agreement. As of June 30, 2021, the aggregate value of those securities was $4,486,671, representing 8.1% of net assets.
[3]	All or a portion of this investment is a holding of AXS Managed Futures Strategy Fund Limited.

AXS Managed Futures Strategy Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2021 (Unaudited)

SWAP CONTRACTS

TOTAL RETURN SWAPS

		Pay/Receive				Unrealized
		Total Return on	Financing	Termination	Notional	Appreciation
Counterparty	Reference Entity	Reference Entity	Rate[1]	Date	Value	(Depreciation)
Deutsche Bank	AXS Financial Futures Index	Receive	0.50% of Notional Value	1/31/22	$83,949,145	$(4,990,775)
Deutsche Bank	AXS Physical Futures Index[2]	Receive	0.50% of Notional Value	9/30/21	100,402,522	(1,137,316)
Morgan Stanley	Single CTA Program Total Return Swap[2]	Receive	One month USD Libor plus 0.27% of the notional value	3/9/22	10,088,143	44,558
Morgan Stanley	Alphas Managed Accounts Platform XV Limited Portfolio[2]	Receive	0.45% of Notional Value	3/9/22	11,521,558	(64,271)
TOTAL SWAP CONTRACTS						$(6,147,804)

[1]	Financing rate is based upon predetermined notional amounts.
[2]	This investment is a holding of the AXS Managed Futures Strategy Fund Limited.

See accompanying Notes to Consolidated Financial Statements.

AXS Managed Futures Strategy Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2021 (Unaudited)

AXS Financial Futures Index Top 50 Holdings[1]

FUTURES CONTRACTS

Number of					Unrealized
Long			Expiration	Notional	Appreciation
Contracts	Description	Counterparty	Date	Value	(Depreciation)
240	3 month Euro (EURIBOR)	Deutsche Bank	Jun-22	$71,413,065	$(1,451)
212	Eurodollar	Deutsche Bank	Sep-21	52,874,390	(4,167)
185	Eurodollar	Deutsche Bank	Mar-22	46,237,424	(17,788)
182	2 year Euro-Schatz	Deutsche Bank	Sep-21	24,154,920	(2,041)
77	3 month Euro (EURIBOR)	Deutsche Bank	Dec-21	23,092,897	(1,032)
90	Eurodollar	Deutsche Bank	Dec-21	22,506,041	(4,764)
70	3 month Euro (EURIBOR)	Deutsche Bank	Sep-21	20,756,064	(571)
183	10 year Australian Treasury Bond Future	Deutsche Bank	Sep-21	19,418,826	(20,882)
85	2 year US Treasury Notes	Deutsche Bank	Sep-21	18,794,876	3,271
130	10 year US Treasury Notes	Deutsche Bank	Sep-21	17,168,830	67,093

Number of					Unrealized
Short			Expiration	Notional	Appreciation
Contracts	Description	Counterparty	Date	Value	(Depreciation)
(326)	2 year Euro-Schatz	Deutsche Bank	Sep-21	$(43,303,134)	$1,058
(151)	2 year US Treasury Notes	Deutsche Bank	Sep-21	(33,248,638)	19,477
(148)	5 year US Treasury Notes	Deutsche Bank	Sep-21	(18,223,848)	27,064
(85)	Euro-BUND	Deutsche Bank	Sep-21	(17,421,378)	(85,424)

OPTIONS ON CURRENCY					Unrealized
		Expiration	Strike	Notional	Appreciation
Put/Call	Description	Date	Price	Value	(Depreciation)
Purchased
Put	JPY/AUD	Jul-21	$77.00	$39,838,917	$15
Call	NOK/USD	Aug-21	9.50	34,814,349	25,083
Put	JPY/AUD	Aug-21	72.00	22,639,887	1,054
Put	JPY/CAD	Nov-21	80.50	18,377,632	28,329
Call	USD/EUR	Jul-21	1.31	17,822,543	-
Call	ZAR/USD	Jul-21	16.25	17,065,857	374

Written
Put	JPY/AUD	Jul-21	$77.00	$(39,838,917)	$(15)
Call	NOK/USD	Aug-21	9.50	(34,814,349)	(25,083)
Put	JPY/USD	Jul-21	96.00	(23,611,562)	-
Put	JPY/AUD	Aug-21	72.00	(22,639,887)	(1,054)
Put	JPY/CAD	Nov-21	80.50	(18,377,632)	(28,329)
Call	USD/EUR	Jul-21	1.31	(17,822,543)	-
Call	ZAR/USD	Jul-21	16.25	(17,065,857)	(374)

AXS Managed Futures Strategy Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2021 (Unaudited)

AXS Financial Futures Index Top 50 Holdings[1] - Continued

OPTIONS ON FUTURES							Unrealized
			Number of	Expiration	Strike	Notional	Appreciation
	Put/Call	Description	Contracts	Date	Price	Value	(Depreciation)
Purchased
	Call	Eurodollar	446	Jun-22	$99.25	$110,685,649	$25,095
	Call	Eurodollar	214	Dec-21	100.00	53,413,199	2,003
	Call	1 Year Eurodollar Midcurve Option	141	Sep-21	99.50	35,041,406	10,566.35
Written
	Call	Eurodollar	(446)	Jun-22	$99.00	$(110,406,844)	$(16,730)
	Call	1 Year Eurodollar Midcurve Option	(141)	Sep-21	99.38	(34,997,385)	(5,283)

FORWARD FOREIGN CURRENCY CONTRACTS
							Unrealized
			Currency Units to				Appreciation
	Settlement Date	Counterparty	Receive/Deliver		In Exchange For		(Depreciation)
Long Contracts
	Sep-21	Deutsche Bank	$2,868,902,538	JPY	$26,072,675	USD	$193,058
	Sep-21	Deutsche Bank	32,818,560	SGO	24,576,987	USD	167,227
	Sep-21	Deutsche Bank	746,233,612	THO	23,865,035	USD	654,421
	Sep-21	Deutsche Bank	341,851,483,058	IDO	23,601,710	USD	295,635
	Sep-21	Deutsche Bank	15,746,914	USD	22,224,043	NZD	(231,027)
	Sep-21	Deutsche Bank	515,677,008	TWO	18,725,323	USD	102,469
	Sep-21	Deutsche Bank	14,284,055	USD	18,822,930	AUD	(155,864)
	Sep-21	Deutsche Bank	58,350,458	ILS	17,945,102	USD	31,035
	Sep-21	Deutsche Bank	20,737,746	CAD	17,033,932	USD	283,306
	Sep-21	Deutsche Bank	23,212,875	USD	16,644,644	GBP	(206,978)
Short Contracts
	Sep-21	Deutsche Bank	$(4,389,102,943)	JPY	$(39,802,107)	USD	$(209,169)
	Sep-21	Deutsche Bank	(21,318,141)	USD	(30,198,625)	NZD	234,745
	Sep-21	Deutsche Bank	(21,396,472)	USD	(27,933,680)	AUD	429,878
	Sep-21	Deutsche Bank	(391,162,387,413)	IDO	(27,093,202)	USD	(425,298)
	Sep-21	Deutsche Bank	(27,854,781)	USD	(23,080,489)	EUR	436,144
	Sep-21	Deutsche Bank	(526,858,796)	THO	(16,872,297)	USD	(485,046)
	Sep-21	Deutsche Bank	(18,294,715,975)	KRO	(16,296,883)	USD	(55,556)
	Sep-21	Deutsche Bank	(1,197,162,839)	INO	(16,189,603)	USD	(244,540)

AUD - Australian Dollar
CAD - Canadian Dollar
EUR - Euro
GBP - British Pound
IDO - Indonesian Rupiah Offshore
ILS - Israeli Shekel
INO - Indian Rupee Offshore
JPY - Japanese Yen
KRO - South Korean Won Offshore
NOK - Norwegian Krone
NZD - New Zealand Dollar
SGO - Signapore Dollar Offshore
THO - Thai Offshore Baht
TWO - New Taiwan Dollar Offshore
USD - U.S. Dollar
ZAR - South African Rand

[1]	These investments are not direct holdings of the Fund. The holdings were determined based on the absolute notional values of the positions within the underlying swap basket.

See accompanying Notes to Consolidated Financial Statements.

AXS Managed Futures Strategy Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2021 (Unaudited)

AXS Physical Futures Index Top 50 Holdings[1]

FUTURES CONTRACTS

Number of					Unrealized
Long			Expiration	Notional	Appreciation
Contracts	Description	Counterparty	Date	Value	(Depreciation)
151	Three Month Canadian Bankers Acceptance Future	Deutsche Bank	Dec-22	$30,161,696	$(58,654)
164	10 year US Treasury Notes	Deutsche Bank	Sep-21	21,740,756	88,673
15	10 year Japanese Government Bond	Deutsche Bank	Sep-21	20,483,461	2,202
109	3 month Sterling	Deutsche Bank	Mar-22	18,826,558	(22,071)
92	Three Month Canadian Bankers Acceptance Future	Deutsche Bank	Sep-22	18,294,798	(30,896)
69	Euro-BUND Future	Deutsche Bank	Sep-21	14,212,825	36,718
53	Eurodollar	Deutsche Bank	Dec-22	13,262,281	(13,052)
73	Long Gilt Future	Deutsche Bank	Sep-21	12,961,664	58,409
174	Light Sweet Crude Oil (WTI) Future	Deutsche Bank	Nov-21	12,175,364	1,073,338
194	Coffee C Future	Deutsche Bank	Sep-21	11,617,870	527,272
83	2 year Euro-Schatz	Deutsche Bank	Sep-21	11,067,008	(226)
42	Eurodollar	Deutsche Bank	Sep-22	10,537,655	(9,999)
50	Three Month Canadian Bankers Acceptance Future	Deutsche Bank	Jun-22	10,048,399	(1,227)
50	3 month Sterling	Deutsche Bank	Jun-22	8,671,795	(536)
45	90 Day Bank Accepted Bill Future	Deutsche Bank	Sep-22	8,374,054	(3,108)
42	3 month Sterling	Deutsche Bank	Sep-22	7,227,792	125
61	10 year Canadian Government Bond	Deutsche Bank	Sep-21	7,129,416	7,218
26	Eurodollar	Deutsche Bank	Jun-22	6,485,218	(3,993)
27	E-Mini S&P 500	Deutsche Bank	Sep-21	5,798,595	23,917
58	Gasoline RBOB Future	Deutsche Bank	Aug-21	5,384,718	1,700,283
21	Eurodollar	Deutsche Bank	Dec-21	5,243,823	2,149
28	90 Day Bank Accepted Bill Future	Deutsche Bank	Dec-22	5,116,948	(6,698)
25	Three Month Canadian Bankers Acceptance Future	Deutsche Bank	Mar-22	5,067,516	(5,779)

Number of					Unrealized
Short			Expiration	Notional	Appreciation
Contracts	Description	Counterparty	Date	Value	(Depreciation)
(108)	3 month Euro (EURIBOR)	Deutsche Bank	Jun-23	$(32,259,582)	$(5,098)
(131)	Three Month Canadian Bankers Acceptance Future	Deutsche Bank	Sep-21	(26,302,540)	1,947
(60)	Eurodollar	Deutsche Bank	Mar-24	(14,816,401)	772
(194)	Coffee C Future	Deutsche Bank	Dec-21	(11,835,304)	(1,692,481)
(39)	Eurodollar	Deutsche Bank	Sep-21	(9,817,358)	1,001
(131)	Light Sweet Crude Oil (WTI) Future	Deutsche Bank	Aug-21	(9,537,424)	(839,545)
(80)	JPY/USD	Deutsche Bank	Sep-21	(9,007,653)	67,083
(51)	3 month Sterling	Deutsche Bank	Jun-23	(8,791,901)	(6,186)
(36)	E-Mini S&P 500	Deutsche Bank	Sep-21	(7,719,609)	(47,089)
(44)	3 month Sterling	Deutsche Bank	Sep-21	(7,606,138)	806
(41)	90 Day Bank Accepted Bill Future	Deutsche Bank	Sep-21	(7,521,556)	(237)
(44)	Euro-BOBL Future	Deutsche Bank	Sep-21	(7,069,494)	(8,851)
(24)	Euro-BUND Future	Deutsche Bank	Sep-21	(4,910,468)	(24,789)
(119)	Lean Hog Future	Deutsche Bank	Aug-21	(4,899,683)	88,554
(146)	Wheat Future	Deutsche Bank	Sep-21	(4,677,782)	146,959
(38)	5 year US Treasury Notes	Deutsche Bank	Sep-21	(4,645,830)	3,420

OPTIONS ON CURRENCY AND COMMODITY					Unrealized
		Expiration	Strike	Notional	Appreciation
Put/Call	Description	Date	Price	Value	(Depreciation)
Purchased
Call	XAG/USD	Jul-21	$29.40	$19,451,668	$6,109
Call	XAU/USD	Dec-22	1,900.00	10,433,737	19,535
Call	XAU/USD	Aug-22	2,009.00	9,488,121	11,607
Call	XAU/USD	Jun-22	1,841.00	8,973,430	36,010
Call	USD/XAU	Sep-21	1,795.00	7,079,531	123,301
Call	USD/XAU	Sep-21	2,004.00	6,341,196	6,657
Call	XAU/USD	Sep-21	1,936.50	5,118,539	3,480
Call	USD/XAU	Mar-22	2,005.00	4,943,666	32,340
Call	XAU/USD	Apr-25	2,042.36	4,853,234	15,137
Call	USD/XAU	Nov-21	1,955.00	4,732,096	23,231

Written
Call	USD/XAU	Sep-21	$2,004.00	$(6,341,196)	$(9,938)

JPY - Japanese Yen
USD - U.S. Dollar
XAG - Silver
XAU - Gold

[1]	These investments are not direct holdings of the Fund. The holdings were determined based on the absolute notional values of the positions within the underlying swap basket.

AXS Managed Futures Strategy Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2021 (Unaudited)

Single CTA Program Total Return Swap Top 50 Holdings[1]

FUTURES CONTRACTS

Number of					Unrealized
Long			Expiration	Notional	Appreciation
Contracts	Description	Counterparty	Date	Value	(Depreciation)
4	90-Day Bank Bill	Morgan Stanley	Sep-21	$3,051,126	$60
4	90-Day Bank Bill	Morgan Stanley	Dec-21	2,750,160	8
10	90-Day Euro Future	Morgan Stanley	Dec-22	2,534,253	(4,064)
32	Australian 3Yr Bond Future	Morgan Stanley	Sep-21	2,403,024	(8,321)
9	90-Day Euro Future	Morgan Stanley	Sep-22	2,334,067	(2,312)
26	C $ Currency Future	Morgan Stanley	Sep-22	2,134,818	(49,844)
9	90-Day Euro Future	Morgan Stanley	Mar-23	2,126,518	(4,085)
9	90-Day Euro Future	Morgan Stanley	Jun-23	2,123,308	(4,238)
24	BP Currency Future	Morgan Stanley	Sep-21	2,074,201	(53,886)
8	90-Day Euro Future	Morgan Stanley	Sep-23	1,915,650	(4,681)
7	90-Day Euro Future	Morgan Stanley	Jun-22	1,727,822	(1,070)
7	90-Day Euro Future	Morgan Stanley	Dec-23	1,713,096	(3,850)
6	90-Day Euro Future	Morgan Stanley	Mar-24	1,407,330	(1,727)
2	90-Day Bank Bill	Morgan Stanley	Mar-22	1,220,850	(86)
2	90-Day Bank Bill	Morgan Stanley	Jun-22	1,219,872	(226)
4	90-Day Euro Future	Morgan Stanley	Jun-24	1,104,880	(784)
13	AUD/USD Currency Future	Morgan Stanley	Sep21	977,739	(30,983)
3	90-Day Euro Future	Morgan Stanley	Mar-22	813,370	(199)
2	3 month Euro (EURIBOR)	Morgan Stanley	Mar-24	725,143	(278)
5	Short Euro-British Pound Future	Morgan Stanley	Sep-21	656,097	164
2	3 month Euro (EURIBOR)	Morgan Stanley	Mar-23	607,175	(483)
2	3 month Euro (EURIBOR)	Morgan Stanley	Jun-23	606,933	(356)
2	3 month Euro (EURIBOR)	Morgan Stanley	Sep-23	606,751	(544)
2	3 month Euro (EURIBOR)	Morgan Stanley	Dec-23	606,509	(556)
2	3 month Euro (EURIBOR)	Morgan Stanley	Jun-24	606,026	(18)
5	US 5Yr Note	Morgan Stanley	Sep-21	603,573	(1,932)
3	90 Day Sterling Future	Morgan Stanley	Mar-22	562,342	(204)
2	3 month Euro (EURIBOR)	Morgan Stanley	Dec-22	485,338	(284)
2	S&P500 Emini Future	Morgan Stanley	Sep-21	437,437	4,862
2	Bank Acceptance Future	Morgan Stanley	Dec-21	327,059	(140)
1	New Zealand 3 Month Bill	Morgan Stanley	Sep-21	285,504	10
1	New Zealand 3 Month Bill	Morgan Stanley	Dec-21	285,160	(98)
2	US 10Yr Note	Morgan Stanley	Sep-21	270,300	535
1	3 month Euro (EURIBOR)	Morgan Stanley	Mar-22	241,324	(115)
1	3 month Euro (EURIBOR)	Morgan Stanley	Jun-22	241,276	(54)
1	3 month Euro (EURIBOR)	Morgan Stanley	Sep-22	241,228	(60)
1	Nasdaq 100 E-Mini	Morgan Stanley	Sep-21	235,694	8,594
1	Euro-Brittish Pound Future	Morgan Stanley	Sep-21	219,018	1,324
1	Topix Index Future	Morgan Stanley	Sep-21	213,372	(1,504)
1	90 Day Sterling Future	Morgan Stanley	Jun-22	210,299	(53)
1	Nikkei 225	Morgan Stanley	Sep-21	209,837	(1,357)
5	Lean Hogs Future	Morgan Stanley	Aug-21	201,957	(6,617)
1	Dax Index Future	Morgan Stanley	Sep-21	188,715	(1,751)

Number of					Unrealized
Short			Expiration	Notional	Appreciation
Contracts	Description	Counterparty	Date	Value	(Depreciation)
(31)	JPN Yen Currency Future	Morgan Stanley	Sep-21	$(3,440,674)	$50,466
(8)	Euro-Schatz Future	Morgan Stanley	Sep-21	(1,083,639)	179
(4)	Euro Fx Currency Future	Morgan Stanley	Sep-21	(545,913)	2,959
(2)	CHF Currency Future	Morgan Stanley	Sep-21	(275,885)	5,557
(1)	US 2Yr Note	Morgan Stanley	Sep-21	(268,790)	293
(2)	Euro-BOBL Future	Morgan Stanley	Sep-21	(259,265)	(159)
(1)	Long Gilt Future	Morgan Stanley	Sep-21	(216,185)	(1,787)

AUD - Australian Dollar
BP - British Pound
CHF - Swiss Franc
JPN - Japanese Yen
USD - United States Dollar

[1]	These investments are not direct holdings of the Fund. The holdings were determined based on the absolute notional values of the positions within the underlying swap basket.

AXS Managed Futures Strategy Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2021 (Unaudited)

ALPHAS Managed Accounts Platform XC Limited-Laplace Segregated Portfolio Top 50 Holdings[1]

FUTURES CONTRACTS

Number of					Unrealized
Long			Expiration	Notional	Appreciation
Contracts	Description	Counterparty	Date	Value	(Depreciation)
14	CAC 40 10 Euro Future	Morgan Stanley	Jul-21	$1,098,180	$(14,396)
8	CHF Currency Future	Morgan Stanley	Sep-21	1,087,200	(5,263)
5	E-Mini Russ 2000 Sep21	Morgan Stanley	Sep-21	582,661	(5,711)
6	New York Harbor ULSD Future	Morgan Stanley	Sep-21	537,440	(503)
1	Dax Index Future	Morgan Stanley	Sep-21	464,308	(2,342)
1	NASDAQ 100 E-Mini Future	Morgan Stanley	Sep-21	291,184	(204)
2	Silver Future	Morgan Stanley	Sep-21	262,991	(1,051)
3	C $ Currency Future	Morgan Stanley	Sep-21	245,710	(3,853)
1	S&P 500 E-Mini future	Morgan Stanley	Sep-21	214,005	426
1	Gold 100 Oz Future	Morgan Stanley	Aug-21	178,520	(1,360)
2	BP Currency Future	Morgan Stanley	Sep-21	176,713	(4,150)
1	Copper Future	Morgan Stanley	Sep-21	107,010	214
1	FTSE 100 Index Future	Morgan Stanley	Sep-21	96,486	(156)
1	Gasoline RBOB Future	Morgan Stanley	Sep-21	94,668	(1,285)
1	Coffee C Future	Morgan Stanley	Sep-21	57,488	2,419
1	Natural Gas Future	Morgan Stanley	Sep-21	36,200	56
1	Cocoa Future	Morgan Stanley	Sep-21	23,733	157

Number of					Unrealized
Short			Expiration	Notional	Appreciation
Contracts	Description	Counterparty	Date	Value	(Depreciation)
(33)	US 10 Year Note	Morgan Stanley	Sep-21	$(4,351,850)	$(12,542)
(19)	Euro-BUND Future	Morgan Stanley	Sep-21	(3,895,798)	(6,889)
(24)	New Zealand $ Future	Morgan Stanley	Sep-21	(1,682,460)	6,609
(9)	Long Gilt Future	Morgan Stanley	Sep-21	(1,584,088)	(6,925)
(7)	CAN 10 Year Bond Future	Morgan Stanley	Sep-21	(822,992)	(2,097)
(3)	Euro Fx Currency Future	Morgan Stanley	Sep-21	(446,813)	1,872
(9)	Wheat Future	Morgan Stanley	Sep-21	(294,250)	(11,516)
(7)	Soybean Oil Future	Morgan Stanley	Dec-21	(234,540)	(29,052)
(1)	SPI 200 Future	Morgan Stanley	Sep-21	(134,925)	(506)
(5)	Sugar #11 World	Morgan Stanley	Oct-21	(97,126)	(3,055)
(3)	Corn Future	Morgan Stanley	Dec-21	(80,400)	(7,947)
(1)	AUD/USD Currency Future	Morgan Stanley	Sep-21	(75,090)	112
(1)	WTI Crude Future	Morgan Stanley	Sep-21	(72,250)	(522)
(1)	Soybean Future	Morgan Stanley	Nov-21	(64,900)	(5,029)
(31)	AUD 10 Year Bond Future	Morgan Stanley	Sep-21	(2,288)	(12,404)

AUD - Australian Dollar
BP - Brittish Pounds
CAN - Canadian Dollar
CHF - Swiss Franc
USD - United States Dollar

[1]	These investments are not direct holdings of the Fund. The holdings were determined based on the absolute notional values of the positions within the underlying swap basket.